Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Cash and cash equivalents

	December 31, 2018	December 31, 2017
Short-term bank deposits	405,227	66,767
Short-term investments	2,357,823	—

	2,763,050	66,767